UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 17.9%
Auto Components - 3.5%
Bridgestone Corp.	25,000	$603,061
Lear Corp.	14,600	660,066
Magna International, Inc.-Class A	13,630	649,231
Sumitomo Rubber Industries Ltd.	18,000	226,929
TRW Automotive Holdings Corp. (a)	12,962	592,882

		2,732,169

Automobiles - 5.0%
Bayerische Motoren Werke AG	2,460	227,146
Ford Motor Co.	28,010	346,764
General Motors Co. (a)	26,800	697,336
Kia Motors Corp.	3,220	203,014
Mazda Motor Corp. (a)(b)	110,000	183,010
Nissan Motor Co., Ltd.	88,400	911,888
Renault SA	15,680	827,438
Volkswagen AG (Preference Shares)	3,220	601,172

		3,997,768

Diversified Consumer Services - 0.6%
Apollo Group, Inc.-Class A (a)	11,220	478,421

Hotels, Restaurants & Leisure - 1.5%
MGM Resorts International (a)	60,830	837,629
Royal Caribbean Cruises Ltd.	10,900	310,541

		1,148,170

Household Durables - 1.6%
Newell Rubbermaid, Inc.	16,904	309,343
NVR, Inc. (a)	310	214,520
Sharp Corp./Japan	104,000	734,826

		1,258,689

Media - 5.3%
DIRECTV (a)	17,560	813,379
Gannett Co., Inc.	22,970	340,875
McGraw-Hill Cos., Inc. (The)	9,730	452,834
Time Warner Cable, Inc.-Class A	18,630	1,478,104
Viacom, Inc.-Class B	23,457	1,117,023

		4,202,215

Specialty Retail - 0.4%
GameStop Corp.-Class A (b)	15,510	353,318

		14,170,750

Financials - 17.5%
Capital Markets - 0.7%
Morgan Stanley	30,680	568,807

Commercial Banks - 7.5%
Banco do Brasil SA	27,700	446,007
BNP Paribas SA	12,323	599,718
CIT Group, Inc. (a)	22,222	904,658
KB Financial Group, Inc.	12,760	468,559

Company	Shares	U.S. $ Value
KBC Groep NV	12,610	$296,807
Mitsubishi UFJ Financial Group, Inc.	103,900	536,967
National Australia Bank Ltd.	26,900	679,061
Societe Generale SA	18,977	610,846
Sumitomo Mitsui Financial Group, Inc.	11,500	390,317
Turkiye Is Bankasi-Class C	100,300	237,826
Turkiye Vakiflar Bankasi Tao-Class D	159,900	282,547
Wells Fargo & Co.	16,570	518,475

		5,971,788

Diversified Financial Services - 6.2%
Citigroup, Inc.	46,720	1,556,710
ING Groep NV (a)	124,750	1,099,375
JPMorgan Chase & Co.	25,440	998,266
Moody’s Corp.	17,440	673,358
ORIX Corp.	5,820	560,900

		4,888,609

Insurance - 2.8%
Allianz SE	9,170	1,112,102
Legal & General Group PLC	300,833	577,135
Travelers Cos., Inc. (The)	9,470	548,976

		2,238,213

Real Estate Management & Development - 0.3%
Evergrande Real Estate Group Ltd. (b)	329,000	207,304

		13,874,721

Energy - 12.9%
Energy Equipment & Services - 1.4%
Seadrill Ltd.	14,720	609,533
Transocean Ltd./Switzerland	8,900	474,726

		1,084,259

Oil, Gas & Consumable Fuels - 11.5%
BP PLC	341,150	2,669,359
China Petroleum & Chemical Corp.-Class H	266,000	302,201
Devon Energy Corp.	10,880	797,613
ENI SpA	10,270	236,203
Gazprom OAO (Sponsored ADR)	51,510	679,932
JX Holdings, Inc.	100,100	628,937
LUKOIL OAO (London) (Sponsored ADR)	4,940	314,925
Marathon Oil Corp.	20,770	703,895
Marathon Petroleum Corp.	12,730	528,931
Nexen, Inc. (Toronto)	30,861	629,103
Petroleo Brasileiro SA (Sponsored ADR)	23,270	662,962
PTT PCL	18,700	224,289
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	21,693	791,801

		9,170,151

		10,254,410

Health Care - 12.4%
Biotechnology - 1.5%
Gilead Sciences, Inc. (a)	17,255	785,103

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc. (a)	10,860	$422,671

		1,207,774

Health Care Providers & Services - 2.7%
Health Net, Inc. (a)	5,506	207,796
UnitedHealth Group, Inc.	14,590	813,393
WellPoint, Inc.	17,550	1,151,806

		2,172,995

Pharmaceuticals - 8.2%
AstraZeneca PLC	35,640	1,594,806
Johnson & Johnson	20,180	1,313,314
Merck & Co., Inc.	21,170	808,059
Pfizer, Inc.	100,290	2,116,119
Roche Holding AG	3,700	644,002

		6,476,300

		9,857,069

Information Technology - 10.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.	3,990	79,321

Computers & Peripherals - 2.3%
Fujitsu Ltd.	54,000	293,777
Hewlett-Packard Co.	61,670	1,560,868

		1,854,645

Electronic Equipment, Instruments & Components - 2.0%
AU Optronics Corp.	534,590	287,133
Corning, Inc.	64,750	844,340
LG Display Co., Ltd. (a)	16,480	433,790

		1,565,263

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Semiconductor Engineering, Inc.	146,000	142,013
Applied Materials, Inc.	66,230	810,655
GCL-Poly Energy Holdings Ltd. (b)	557,000	189,602
Lam Research Corp. (a)	15,590	650,103
Micron Technology, Inc. (a)	85,430	730,427
Powertech Technology, Inc.	87,000	198,776
Samsung Electronics Co., Ltd.	450	483,913
Sumco Corp. (a)(b)	16,500	178,482

		3,383,971

Software - 1.3%
Microsoft Corp.	20,930	664,318
Nintendo Co., Ltd.	2,300	343,791

		1,008,109

		7,891,309

Consumer Staples - 7.4%
Beverages - 0.9%
Constellation Brands, Inc.-Class A (a)	32,480	709,363

Company	Shares	U.S. $ Value
Food & Staples Retailing - 1.7%
Delhaize Group SA	3,430	$188,418
Kroger Co. (The)	48,604	1,156,289

		1,344,707

Food Products - 0.5%
Tyson Foods, Inc.-Class A	21,616	408,759

Tobacco - 4.3%
Altria Group, Inc.	27,830	837,683
Japan Tobacco, Inc.	236	1,253,743
Lorillard, Inc.	9,910	1,299,003

		3,390,429

		5,853,258

Materials - 5.6%
Chemicals - 1.7%
Koninklijke DSM NV	10,892	605,157
LyondellBasell Industries NV	13,790	595,452
OCI Co., Ltd.	680	162,490

		1,363,099

Metals & Mining - 3.9%
Anglo American PLC	10,990	463,280
Exxaro Resources Ltd.	9,220	257,511
JFE Holdings, Inc.	9,400	203,323
KGHM Polska Miedz SA	7,800	370,984
Kinross Gold Corp.	24,910	275,673
New Gold, Inc. (a)	33,800	394,894
Rio Tinto PLC	12,440	705,713
Vale SA (Sponsored ADR) (Local Preference Shares)	15,300	376,074

		3,047,452

		4,410,551

Utilities - 5.5%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	8,200	308,402
E.ON AG	26,710	612,334
Edison International	10,250	429,167
EDP - Energias de Portugal SA	66,050	191,980
NV Energy, Inc.	23,600	370,048

		1,911,931

Gas Utilities - 0.8%
Gas Natural SDG SA	37,300	630,803

Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	28,080	547,279
DTE Energy Co.	12,120	654,359
National Grid PLC	61,310	624,420

		1,826,058

		4,368,792

Company	Shares	U.S. $ Value
Telecommunication Services - 4.8%
Diversified Telecommunication Services - 3.3%
CenturyLink, Inc.	17,850	$718,462
Chorus Ltd. (a)	2,317	6,312
Nippon Telegraph & Telephone Corp.	16,800	790,816
Telecom Italia SpA (ordinary shares)	461,020	529,603
Telecom Italia SpA (savings shares)	373,700	351,934
Vivendi SA	9,950	213,271

		2,610,398

Wireless Telecommunication Services - 1.5%
NTT DoCoMo, Inc.	157	267,800
Vodafone Group PLC	359,142	967,499

		1,235,299

		3,845,697

Industrials - 4.7%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	10,790	645,350

Airlines - 0.9%
Delta Air Lines, Inc. (a)	40,534	397,639
Deutsche Lufthansa (REG)	25,490	353,994

		751,633

Building Products - 0.4%
Fortune Brands Home & Security, Inc. (a)	16,600	321,044

Construction & Engineering - 1.4%
Bouygues SA	34,799	1,102,381

Industrial Conglomerates - 1.2%
General Electric Co.	37,320	710,946
Jardine Strategic Holdings Ltd.	7,000	213,432

		924,378

		3,744,786

Total Common Stocks (cost $77,485,501)
		78,271,343

	Contracts
OPTIONS PURCHASED - PUTS - 0.6%
Options on Equity Indices - 0.3%
S&P 500 Index Expiration: May 2012, Exercise Price: $1,290.00 (a)(c)	100	235,000

Options on Funds and Investment Trusts - 0.3%
iShares MSCI EAFE Index Fund Expiration: May 2012, Exercise Price: $52.00 (a)(c)	1,050	155,400

Company	Contracts	U.S. $ Value
iShares MSCI Emerging Marketing Expiration: May 2012, Exercise Price: $42.00 (a)(c)	650	$88,075

		243,475

Total Options Purchased - Puts (cost $474,660)		478,475

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $169,050)	169,050	169,050

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $78,129,211)		78,918,868

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.3%
Investment Companies - 1.3%
AllianceBernstein Exchange Reserves-Class I, 0.22% (d) (cost $989,970)	989,970	989,970

Total Investments - 100.8% (cost $79,119,181) (e)		79,908,838
Other assets less liabilities - (0.8%) (f)		(617,823)

Net Assets - 100.0%		$79,291,015

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	14	March 2012	$425,248	$468,170	$42,922

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Swiss Franc settling 5/15/12	775	$817,882	$857,375	$39,493
Citibank N.A:
Great British Pound settling 5/15/12	441	694,135	701,210	7,075

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Credit Suisse London Branch:(GFX):
Australian Dollar settling 5/15/12	468	$494,292	$497,704	$3,412
Deutsche Bank AG London:
Norwegian Krone settling 5/15/12	15,838	2,736,777	2,824,760	87,983
HSBC BankUSA:
Norwegian Krone settling 5/15/12	5,709	986,530	1,018,219	31,689
Royal Bank of Scotland PLC:
Euro settling 5/15/12	354	468,052	471,794	3,742
Swedish Krona settling 5/15/12	6,858	1,022,743	1,033,489	10,746
State Street Bank And Trust Co.:
Great British Pound settling 5/15/12	666	1,056,209	1,058,971	2,762
UBS AG:
Australian Dollar settling 5/15/12	3,193	3,276,328	3,395,663	119,335
Swedish Krona settling 5/15/12	19,770	2,959,802	2,979,305	19,503
Westpac Banking Corporation:
New Zealand Dollar settling 5/15/12	3,872	3,183,752	3,214,294	30,542
Sale Contracts
Bank of America N.A.:
Canadian Dollar settling 5/15/12	1,013	1,016,885	1,022,092	(5,207)
Barclays Bank PLC Wholesale:
Euro settling 5/15/12	782	997,027	1,042,213	(45,186)
Deutsche Bank AG London:
Euro settling 5/15/12	2,826	3,727,211	3,766,356	(39,145)
Goldman Sachs International:
Euro settling 5/15/12	5,150	6,821,587	6,863,672	(42,085)
HSBC BankUSA:
Canadian Dollar settling 5/15/12	535	526,775	539,802	(13,027)
UBS AG:
Japanese Yen settling 5/15/12	122,788	1,598,313	1,511,495	86,818
Swiss Franc settling 5/15/12	759	827,722	839,674	(11,952)
Swiss Franc settling 5/15/12	775	845,170	857,374	(12,204)

				$274,294

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
iShares MSCI EAFE Index Fund (c)	1,050	$43.00	May 2012	$(30,975)
iShares MSCI Emerging Marketing (c)	650	35.00	May 2012	(17,225)
S&P 500 Index (c)	100	1,090.00	May 2012	(49,500)

(premium received $95,023)				$(97,700)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of February 29, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,209,799 and gross unrealized depreciation of investments was $(6,420,142), resulting in net unrealized appreciation of $789,657.
(f)	An amount of U.S. $35,538 has been segregated to collateralize margin requirements for the open futures contracts at February 29, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

AllianceBernstein Global Value Fund

February 29, 2012 (unaudited)

Country Breakdown*

51.7%	United States
10.6%	United Kingdom
10.3%	Japan
4.2%	France
3.7%	Germany
2.5%	Canada
2.2%	South Korea
2.2%	Netherlands
1.9%	Brazil
1.4%	Italy
1.3%	Russia
0.9%	Australia
0.8%	Switzerland
6.1%	Other
0.2%	Short-Term

100.0%	Total Investments

*	All data are as of February 29, 2012. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Belgium, China, Hong Kong, New Zealand, Norway, Poland, Portugal, South Africa, Spain, Taiwan, Thailand and Turkey.

AllianceBernstein Global Value Fund

February 29, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$9,652,266		$4,518,484		$	– 0	–	$14,170,750
Financials	6,215,257		7,659,464			– 0	–	13,874,721
Energy	3,134,268		7,120,142			– 0	–	10,254,410
Health Care	7,618,261		2,238,808			– 0	–	9,857,069
Information Technology	5,340,032		2,551,277			– 0	–	7,891,309
Consumer Staples	4,411,097		1,442,161			– 0	–	5,853,258
Materials	1,266,019		3,144,532			– 0	–	4,410,551
Utilities	2,309,255		2,059,537			– 0	–	4,368,792
Telecommunication Services	724,774		3,120,923			– 0	–	3,845,697
Industrials	2,074,979		1,669,807			– 0	–	3,744,786
Options Purchased - Puts	235,000		243,475			– 0	–	478,475
Short-Term Investments	169,050		– 0	–		– 0	–	169,050
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	989,970		– 0	–		– 0	–	989,970

Total Investments in Securities	44,140,228		35,768,610	+		– 0	–	79,908,838
Other Financial Instruments*:
Assets:
Futures Contracts	42,922		– 0	–		– 0	–	42,922
Forward Currency Exchange Contracts	– 0	–	443,100			– 0	–	443,100
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(168,806)			– 0	–	(168,806)
Put Options Written	(49,500)		(48,200)			– 0	–	(97,700)

Total	$44,133,650		$35,994,704		$	– 0	–	$80,128,354

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

AllianceBernstein International Value Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 21.7%
Capital Markets - 1.8%
Deutsche Bank AG	291,630	$13,608,708
Macquarie Group Ltd.	236,460	6,742,451

		20,351,159

Commercial Banks - 11.8%
Australia & New Zealand Banking Group Ltd.	182,410	4,267,078
Banco do Brasil SA	493,300	7,942,783
Barclays PLC	2,832,220	10,967,201
BNP Paribas SA	324,283	15,781,739
HSBC Holdings PLC	923,447	8,181,325
KB Financial Group, Inc.	238,233	8,748,124
KB Financial Group, Inc. (ADR) (a)	6,700	246,895
KBC Groep NV	199,480	4,695,247
Lloyds Banking Group PLC (a)	16,600,940	9,241,566
Mitsubishi UFJ Financial Group, Inc.	2,256,400	11,661,331
National Australia Bank Ltd.	690,050	17,419,563
Societe Generale SA	342,946	11,038,993
Sumitomo Mitsui Financial Group, Inc. (b)	397,500	13,491,405
Turkiye Is Bankasi-Class C	1,538,030	3,646,896
Turkiye Vakiflar Bankasi Tao-Class D	2,676,100	4,728,734

		132,058,880

Diversified Financial Services - 2.2%
ING Groep NV (a)	1,804,925	15,906,123
ORIX Corp.	83,060	8,004,874

		23,910,997

Insurance - 5.4%
Aegon NV (a)	1,650,020	8,635,323
Allianz SE	142,305	17,258,208
Aviva PLC	1,371,100	8,023,959
Legal & General Group PLC	6,716,489	12,885,283
Muenchener Rueckversicherungs AG	73,810	10,762,223
Suncorp Group Ltd.	325,190	2,842,900

		60,407,896

Real Estate Investment Trusts (REITs) - 0.1%
British Land Co. PLC	120,936	902,702

Real Estate Management & Development - 0.4%
Evergrande Real Estate Group Ltd. (b)	7,784,000	4,904,719

		242,536,353

Energy - 14.0%
Energy Equipment & Services - 0.8%
Seadrill Ltd.	204,070	8,450,230

Oil, Gas & Consumable Fuels - 13.2%
BP PLC	5,694,830	44,559,713
China Petroleum & Chemical Corp.-Class H	5,350,000	6,078,104
ENI SpA	618,740	14,230,605
Gazprom OAO (Sponsored ADR)	832,980	10,995,336
JX Holdings, Inc.	1,730,200	10,870,989
LUKOIL OAO (London) (Sponsored ADR)	98,320	6,267,900

Company	Shares	U.S. $ Value
Nexen, Inc. (Toronto)	472,576	$9,633,491
Petroleo Brasileiro SA (Sponsored ADR)	316,830	9,026,487
PTT PCL	272,300	3,265,980
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	896,585	32,725,601

		147,654,206

		156,104,436

Consumer Discretionary - 12.6%
Auto Components - 3.9%
Bridgestone Corp.	539,400	13,011,646
Faurecia	125,185	3,489,572
GKN PLC	2,834,920	9,845,677
Magna International, Inc.-Class A	173,060	8,243,285
NGK Spark Plug Co., Ltd.	358,400	4,853,742
Sumitomo Rubber Industries Ltd.	266,600	3,361,076

		42,804,998

Automobiles - 5.8%
Bayerische Motoren Werke AG	90,530	8,359,167
Kia Motors Corp.	61,260	3,862,312
Mazda Motor Corp. (a)(b)	3,842,000	6,392,031
Nissan Motor Co., Ltd.	1,454,900	15,007,977
Renault SA	261,430	13,795,733
Volkswagen AG (Preference Shares)	93,120	17,385,459

		64,802,679

Household Durables - 1.8%
Sharp Corp./Japan	1,548,100	10,938,305
Sony Corp.	440,300	9,503,357

		20,441,662

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	125,800	1,765,739

Media - 0.3%
Informa PLC	495,350	3,412,577

Specialty Retail - 0.2%
Shimamura Co., Ltd.	22,100	2,425,183

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	1,400,500	4,756,301

		140,409,139

Materials - 11.0%
Chemicals - 3.1%
Agrium, Inc. (Toronto)	99,070	8,428,635
Air Water, Inc.	4,900	64,022
Koninklijke DSM NV	302,933	16,830,884
Mitsubishi Gas Chemical Co., Inc.	317,000	2,012,139
OCI Co., Ltd. (b)	12,440	2,972,613
Ube Industries Ltd./Japan	1,267,000	3,674,541

		33,982,834

Construction Materials - 0.4%
Taiheiyo Cement Corp.	2,046,000	4,352,520

Company	Shares	U.S. $ Value
Metals & Mining - 7.5%
Anglo American PLC	231,660	$9,765,555
ArcelorMittal (Euronext Amsterdam)	315,540	6,650,543
Dowa Holdings Co., Ltd.	132,700	878,052
Exxaro Resources Ltd.	149,000	4,161,510
KGHM Polska Miedz SA	123,850	5,890,554
New Gold, Inc. (a)	219,846	2,568,518
OneSteel Ltd. (b)	3,402,156	3,843,799
Rio Tinto PLC	302,010	17,132,830
ThyssenKrupp AG	420,600	11,350,014
Vale SA (Sponsored ADR) (Local Preference Shares)	540,830	13,293,601
Xstrata PLC	447,440	8,541,159

		84,076,135

		122,411,489

Health Care - 8.0%
Pharmaceuticals - 8.0%
AstraZeneca PLC	720,130	32,224,117
GlaxoSmithKline PLC	695,670	15,372,792
Novartis AG	368,980	20,111,688
Otsuka Holdings Co., Ltd.	115,400	3,250,593
Roche Holding AG	108,430	18,872,727

		89,831,917

Telecommunication Services - 7.9%
Diversified Telecommunication Services - 4.7%
Chorus Ltd. (a)(b)	17,049	46,442
Nippon Telegraph & Telephone Corp.	496,800	23,385,554
Telecom Italia SpA (ordinary shares)	7,279,556	8,362,496
Telecom Italia SpA (savings shares)	12,449,500	11,724,373
Vivendi SA	411,100	8,811,647

		52,330,512

Wireless Telecommunication Services - 3.2%
NTT DoCoMo, Inc.	6,817	11,627,954
Vodafone Group PLC	9,147,425	24,642,420

		36,270,374

		88,600,886

Information Technology - 7.1%
Computers & Peripherals - 1.7%
Fujitsu Ltd.	1,704,000	9,270,287
Pegatron Corp.	3,917,000	5,301,254
Toshiba Corp.	800	3,524
Wistron Corp.	3,041,481	5,047,118

		19,622,183

Electronic Equipment, Instruments & Components - 1.4%
AU Optronics Corp.	12,254,480	6,581,993
LG Display Co., Ltd. (a)	348,300	9,168,028

		15,750,021

Company	Shares	U.S. $ Value
Office Electronics - 0.8%
Konica Minolta Holdings, Inc.	1,069,000	$9,050,716

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Semiconductor Engineering, Inc.	8,217,010	7,992,609
GCL-Poly Energy Holdings Ltd. (b)	10,028,000	3,413,523
Powertech Technology, Inc.	1,398,000	3,194,121
Samsung Electronics Co., Ltd.	11,880	12,775,314
Sumco Corp. (a)(b)	233,400	2,524,713

		29,900,280

Software - 0.5%
Nintendo Co., Ltd.	34,800	5,201,707

		79,524,907

Industrials - 6.8%
Airlines - 1.1%
Cathay Pacific Airways Ltd.	2,020,000	3,997,365
Deutsche Lufthansa (REG)	623,170	8,654,318

		12,651,683

Building Products - 1.1%
Asahi Glass Co., Ltd.	1,378,000	12,440,628

Construction & Engineering - 1.5%
Bouygues SA	514,050	16,284,351

Electrical Equipment - 1.2%
Sumitomo Electric Industries Ltd.	977,700	12,816,146

Industrial Conglomerates - 0.3%
Cookson Group PLC	313,680	3,363,879

Machinery - 0.2%
IHI Corp.	1,061,000	2,694,858

Marine - 0.3%
AP Moeller - Maersk A/S	422	3,393,715

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	358,200	8,802,861
Mitsui & Co., Ltd.	191,700	3,304,226

		12,107,087

		75,752,347

Consumer Staples - 5.5%
Beverages - 0.8%
Asahi Group Holdings Ltd.	381,200	8,350,956

Food & Staples Retailing - 1.5%
Delhaize Group SA	91,849	5,045,477
Koninklijke Ahold NV	884,970	12,220,508

		17,265,985

Food Products - 0.6%
Nestle SA	114,690	7,011,547

Tobacco - 2.6%
Imperial Tobacco Group PLC	325,230	12,878,101

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	3,045	$16,176,481

		29,054,582

		61,683,070

Utilities - 3.8%
Electric Utilities - 1.9%
E.ON AG	585,280	13,417,693
EDP - Energias de Portugal SA	2,597,506	7,549,867

		20,967,560

Gas Utilities - 1.1%
Gas Natural SDG SA	708,441	11,980,888

Multi-Utilities - 0.8%
National Grid PLC	906,530	9,232,673

		42,181,121

Total Common Stocks (cost $1,091,123,658)		1,099,035,665

	Contracts
OPTIONS PURCHASED - PUTS - 0.6%
Options on Funds and Investment Trusts - 0.6%
iShares MSCI EAFE Index Fund Expiration: May 2012, Exercise Price: $52.00 (a)(c)	42,100	6,230,800
iShares MSCI Emerging Marketing Expiration: May 2012, Exercise Price: $42.00 (a)(c)	6,000	813,000

Total Options Purchased - Puts (cost $6,807,097)		7,043,800

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $2,051,644)	2,051,644	2,051,644

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $1,099,982,399)		1,108,131,109

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.8%
Investment Companies - 1.8%
AllianceBernstein Exchange Reserves-Class I, 0.22% (d) (cost $20,733,895)	20,733,895	20,733,895

U.S. $ Value
Total Investments - 101.0% (cost $1,120,716,294) (e)(f)	$1,128,865,004
Other assets less liabilities - (1.0%)	(11,460,939)

Net Assets - 100.0%	$1,117,404,065

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	40	March 2012	$4,829,602	$5,317,074	$487,472
S&P TSE 60 Index Futures	159	March 2012	5,496,397	5,803,628	307,231

					$794,703

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, N.A.:
Swiss Franc settling 3/15/12	4,741	$5,240,243	$5,241,115	$872
Credit Suisse London Branch (GFX):
Australian Dollar settling 6/15/12	24,821	26,129,563	26,305,039	175,476
Swiss Franc settling 3/15/12	10,700	11,214,522	11,828,715	614,193
Deutsche Bank AG London:
Australian Dollar settling 3/15/12	7,704	7,721,796	8,249,986	528,190
Euro settling 3/15/12	3,362	4,501,903	4,479,416	(22,487)
Norwegian Krone settling 6/15/12	276,585	47,733,156	49,267,467	1,534,311
Swiss Franc settling 3/15/12	46,384	50,058,278	51,276,927	1,218,649
Goldman Sachs International:
Euro settling 3/15/12	5,289	6,874,695	7,046,886	172,191
Great British Pound settling 3/15/12	13,524	21,561,854	21,513,347	(48,507)
HSBC Bank USA:
Great British Pound settling 3/15/12	5,224	8,176,030	8,310,095	134,065
Japanese Yen settling 3/15/12	2,502,346	32,144,411	30,786,245	(1,358,166)
Norwegian Krone settling 3/15/12	222,573	38,324,965	39,798,636	1,473,671
Royal Bank of Scotland PLC:
Great British Pound settling 3/15/12	13,972	21,573,886	22,226,005	652,119
Swedish Krona settling 3/15/12	402,368	59,015,547	60,778,511	1,762,964
Standard Chartered Bank:
Australian Dollar settling 3/15/12	13,653	13,795,947	14,620,595	824,648
UBS AG:
Japanese Yen settling 3/15/12	551,667	7,108,955	6,787,133	(321,822)
Westpac Banking Corporation:
Australian Dollar settling 3/15/12	16,718	17,123,579	17,902,813	779,234
New Zealand Dollar settling 6/15/12	11,702	9,601,725	9,694,106	92,381

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/15/12	21,645	$21,280,675	$21,869,214	$(588,539)
Euro settling 3/15/12	5,472	6,931,601	7,290,709	(359,108)
Deutsche Bank AG London:
Euro settling 6/15/12	24,141	31,844,876	32,180,018	(335,142)
Goldman Sachs International:
Canadian Dollar settling 3/15/12	5,277	5,133,418	5,331,662	(198,244)
Euro settling 3/15/12	3,646	4,883,635	4,857,809	25,826
HSBC Bank USA:
Swedish Krona settling 3/15/12	26,317	3,785,257	3,975,237	(189,980)
Swiss Franc settling 3/15/12	2,444	2,590,492	2,701,811	(111,319)
Royal Bank of Scotland PLC:
Euro settling 3/15/12	13,665	18,594,102	18,206,789	387,313
Great British Pound settling 3/15/12	1,891	2,911,667	3,008,114	(96,447)
Great British Pound settling 3/15/12	5,770	8,801,270	9,178,647	(377,377)
Japanese Yen settling 3/15/12	3,250,052	42,047,921	39,985,237	2,062,684
Norwegian Krone settling 3/15/12	182,921	30,452,067	32,708,398	(2,256,331)
Standard Chartered Bank:
Euro settling 3/15/12	74,319	99,047,161	99,020,151	27,010
Japanese Yen settling 3/15/12	1,656,487	21,380,371	20,379,682	1,000,689
UBS AG:
Swiss Franc settling 3/15/12	44,187	48,145,000	48,848,171	(703,171)
Swiss Franc settling 3/15/12	15,194	16,014,284	16,796,776	(782,492)
Swiss Franc settling 6/15/12	20,124	21,956,129	22,273,394	(317,265)
Westpac Banking Corporation:
Australian Dollar settling 3/15/12	6,712	6,608,065	7,187,683	(579,618)

				$4,820,471

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
iShares MSCI EAFE Index Fund (c)	42,100	$43.00	May 2012	$(1,241,950)
iShares MSCI Emerging Marketing (c)	6,000	35.00	May 2012	(159,000)

(premium received $1,235,221)				$(1,400,950)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of February 29, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $121,897,020 and gross unrealized depreciation of investments was $(113,748,310), resulting in net unrealized appreciation of $8,148,710.
(f)	An amount of $702,995 has been segregated to collateralize margin requirements for the open futures contracts at February 29, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

AllianceBernstein International Value Fund

February 29, 2012 (unaudited)

Country Breakdown*

24.7%	United Kingdom
22.7%	Japan
9.1%	Germany
6.2%	France
5.4%	Netherlands
4.2%	Switzerland
3.4%	South Korea
3.2%	Australia
3.1%	Italy
2.7%	Brazil
2.6%	Canada
2.5%	Taiwan
1.6%	Russia
8.3%	Other
0.3%	Short-Term

100.0%	Total Investments

*	All data are as of February 29, 2012. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Belgium, China, Denmark, Hong Kong, New Zealand, Norway, Poland, Portugal, South Africa, Spain, Thailand, Turkey and United States.

AllianceBernstein International Value Fund

February 29, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$8,189,678		$234,346,675		$	– 0	–	$242,536,353
Energy	9,633,491		146,470,945			– 0	–	156,104,436
Consumer Discretionary	8,243,285		132,165,854			– 0	–	140,409,139
Materials	10,997,153		111,414,336			– 0	–	122,411,489
Health Care	– 0	–	89,831,917			– 0	–	89,831,917
Telecommunication Services	46,442		88,554,444			– 0	–	88,600,886
Information Technology	– 0	–	79,524,907			– 0	–	79,524,907
Industrials	– 0	–	75,752,347			– 0	–	75,752,347
Consumer Staples	– 0	–	61,683,070			– 0	–	61,683,070
Utilities	– 0	–	42,181,121			– 0	–	42,181,121
Options Purchased - Puts	– 0	–	7,043,800			– 0	–	7,043,800
Short-Term Investments	2,051,644		– 0	–		– 0	–	2,051,644
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	20,733,895		– 0	–		– 0	–	20,733,895

Total Investments in Securities	59,895,588		1,068,969,416	+		– 0	–	1,128,865,004
Other Financial Instruments*:
Assets:
Futures Contracts	794,703		– 0	–		– 0	–	794,703
Forward Currency Exchange Contracts	– 0	–	13,466,486			– 0	–	13,466,486
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(8,646,015)			– 0	–	(8,646,015)
Put Options Written	– 0	–	(1,400,950)			– 0	–	(1,400,950)

Total	$60,690,291		$1,072,388,937		$	– 0	–	$1,133,079,228

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Total
Balance as of 11/30/11		$7,696,631			$7,696,631
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		(7,696,631)			(7,696,631)

Balance as of 2/29/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 2/29/12	$	– 0	–	$	– 0	–

AllianceBernstein Small/Mid Cap Value Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 27.2%
Capital Markets - 0.9%
Legg Mason, Inc.	485,820	$13,306,610

Commercial Banks - 10.4%
Associated Banc-Corp	1,366,775	18,096,101
CapitalSource, Inc.	2,530,240	17,079,120
Comerica, Inc.	628,410	18,657,493
First Niagara Financial Group, Inc.	1,490,790	14,251,952
Hancock Holding Co.	246,481	8,368,030
Huntington Bancshares, Inc./OH	2,955,480	17,274,780
Popular, Inc. (a)	6,683,843	12,699,302
Susquehanna Bancshares, Inc.	1,746,980	16,194,505
Webster Financial Corp.	411,060	8,993,993
Zions Bancorporation (b)	984,669	18,708,711

		150,323,987

Insurance - 8.0%
Amtrust Financial Services, Inc. (b)	440,510	11,898,175
Aspen Insurance Holdings Ltd.	554,830	14,719,640
Endurance Specialty Holdings Ltd.	516,690	19,871,897
Platinum Underwriters Holdings Ltd.	484,390	17,224,908
Reinsurance Group of America, Inc.-Class A	339,350	19,570,315
Torchmark Corp.	357,580	17,321,175
Unum Group	615,100	14,178,055

		114,784,165

Real Estate Investment Trusts (REITs) - 7.3%
BioMed Realty Trust, Inc.	846,101	15,585,180
BRE Properties, Inc.	231,300	11,201,859
Camden Property Trust	194,900	12,083,800
DiamondRock Hospitality Co.	1,472,600	14,667,096
Entertainment Properties Trust	378,418	17,218,019
Glimcher Realty Trust	1,551,420	15,359,058
Home Properties, Inc.	183,900	10,598,157
Mid-America Apartment Communities, Inc.	130,240	8,123,069

		104,836,238

Thrifts & Mortgage Finance - 0.6%
Washington Federal, Inc.	578,059	9,364,556

		392,615,556

Information Technology - 18.0%
Communications Equipment - 0.6%
Arris Group, Inc. (a)	717,837	8,176,163

Computers & Peripherals - 0.6%
NCR Corp. (a)	405,400	8,805,288

Electronic Equipment, Instruments & Components - 9.0%
Anixter International, Inc. (a)	136,880	9,518,635
Arrow Electronics, Inc. (a)	446,099	17,910,875
AU Optronics Corp. (Sponsored ADR)	3,152,439	16,739,451
Avnet, Inc. (a)	528,850	18,901,099
Flextronics International Ltd. (a)	2,190,490	15,442,954
Ingram Micro, Inc.-Class A (a)	453,150	8,668,760

Company	Shares	U.S. $ Value
Insight Enterprises, Inc. (a)	598,650	$12,511,785
TTM Technologies, Inc. (a)(b)	1,490,370	17,452,233
Vishay Intertechnology, Inc. (a)	1,051,250	12,888,325

		130,034,117

IT Services - 2.3%
Amdocs Ltd. (a)	565,640	17,348,179
Convergys Corp. (a)	1,198,408	15,435,495

		32,783,674

Semiconductors & Semiconductor Equipment - 5.5%
Amkor Technology, Inc. (a)(b)	2,211,510	14,131,549
Entegris, Inc. (a)	1,911,660	17,281,406
Lam Research Corp. (a)	410,770	17,129,109
Micron Technology, Inc. (a)	2,419,345	20,685,400
MKS Instruments, Inc.	353,206	10,578,520

		79,805,984

		259,605,226

Consumer Discretionary - 16.4%
Auto Components - 4.7%
Cooper Tire & Rubber Co.	717,329	11,907,661
Dana Holding Corp. (a)	1,098,850	17,581,600
Lear Corp.	471,150	21,300,692
TRW Automotive Holdings Corp. (a)	364,460	16,670,400

		67,460,353

Hotels, Restaurants & Leisure - 2.3%
MGM Resorts International (a)	1,174,639	16,174,779
Royal Caribbean Cruises Ltd.	605,030	17,237,305

		33,412,084

Household Durables - 2.6%
Meritage Homes Corp. (a)	323,590	8,377,745
Newell Rubbermaid, Inc.	929,110	17,002,713
NVR, Inc. (a)	16,870	11,674,040

		37,054,498

Media - 1.1%
Gannett Co., Inc.	1,058,290	15,705,024

Specialty Retail - 4.5%
ANN, Inc. (a)	679,610	16,235,883
Childrens Place Retail Stores, Inc. (The) (a)	230,450	11,695,337
GameStop Corp.-Class A (b)	605,270	13,788,051
Office Depot, Inc. (a)	4,089,140	13,494,162
Signet Jewelers Ltd.	213,030	9,991,107

		65,204,540

Textiles, Apparel & Luxury Goods - 1.2%
Jones Group, Inc. (The)	1,839,390	18,117,991

		236,954,490

Company	Shares	U.S. $ Value
Industrials - 12.7%
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	243,795	$10,390,543

Building Products - 0.9%
Fortune Brands Home & Security, Inc. (a)	676,360	13,080,802

Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	576,870	17,594,535

Construction & Engineering - 1.0%
Tutor Perini Corp. (a)	874,530	13,800,083

Electrical Equipment - 2.4%
EnerSys (a)	492,393	16,534,557
General Cable Corp. (a)	583,330	18,065,730

		34,600,287

Machinery - 1.8%
Sauer-Danfoss, Inc. (a)	178,078	9,641,143
Timken Co.	325,920	17,078,208

		26,719,351

Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	672,690	8,677,701
Con-way, Inc.	568,630	16,803,017
Hertz Global Holdings, Inc. (a)	638,900	9,136,270

		34,616,988

Trading Companies & Distributors - 2.3%
Aircastle Ltd.	1,395,390	18,991,258
WESCO International, Inc. (a)	215,140	13,530,155

		32,521,413

		183,324,002

Materials - 6.4%
Chemicals - 3.8%
Ferro Corp. (a)	1,914,600	10,626,030
Huntsman Corp.	973,670	13,300,332
PolyOne Corp.	1,164,303	15,636,590
Westlake Chemical Corp. (b)	246,600	14,852,718

		54,415,670

Metals & Mining - 2.6%
Commercial Metals Co.	998,940	13,275,913
Reliance Steel & Aluminum Co.	240,735	12,932,284
Steel Dynamics, Inc.	816,940	12,098,881

		38,307,078

		92,722,748

Utilities - 5.9%
Electric Utilities - 4.0%
Great Plains Energy, Inc.	559,350	11,063,943

Company	Shares	U.S. $ Value
NV Energy, Inc.	1,106,480	$17,349,607
PNM Resources, Inc.	851,943	15,317,935
Portland General Electric Co.	584,610	14,404,790

		58,136,275

Gas Utilities - 1.9%
Atmos Energy Corp.	495,840	15,237,163
UGI Corp.	418,805	11,831,241

		27,068,404

		85,204,679

Energy - 5.9%
Energy Equipment & Services - 1.2%
Bristow Group, Inc.	355,070	16,762,855

Oil, Gas & Consumable Fuels - 4.7%
Plains Exploration & Production Co. (a)	363,490	16,019,004
Stone Energy Corp. (a)	438,460	14,008,797
Teekay Corp.	442,220	12,735,936
Tesoro Corp. (a)	342,490	9,086,260
Western Refining, Inc. (b)	901,410	16,360,591

		68,210,588

		84,973,443

Consumer Staples - 3.8%
Beverages - 1.4%
Constellation Brands, Inc.-Class A (a)	947,895	20,702,027

Food Products - 2.4%
Dean Foods Co. (a)	1,468,040	17,998,170
Dole Food Co., Inc. (a)(b)	1,195,800	11,455,764
Tyson Foods Inc-Class A	247,690	4,683,818

		34,137,752

		54,839,779

Health Care - 3.4%
Health Care Providers & Services - 3.4%
Health Net, Inc. (a)	511,630	19,308,916
LifePoint Hospitals, Inc. (a)	420,517	16,387,548
Molina Healthcare, Inc. (a)	375,382	12,747,973

		48,444,437

Total Common Stocks (cost $1,330,975,743)		1,438,684,360

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $15,818,986)	15,818,986	15,818,986

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.8% (cost $1,346,794,729)		$1,454,503,346

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 4.9%
Investment Companies - 4.9%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $70,343,396)	70,343,396	70,343,396

Total Investments - 105.7% (cost $1,417,138,125) (d)		1,524,846,742
Other assets less liabilities - (5.7%)		(81,902,461)

Net Assets - 100.0%		$1,442,944,281

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 29, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $166,473,860 and gross unrealized depreciation of investments was $(58,765,243), resulting in net unrealized appreciation of $107,708,617.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small/Mid Cap Value Fund

February 29, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,438,684,360		$	– 0	–	$	– 0	–	$1,438,684,360
Short-Term Investments	15,818,986			– 0	–		– 0	–	15,818,986
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	70,343,396			– 0	–		– 0	–	70,343,396

Total Investments in Securities	1,524,846,742			– 0	–		– 0	–	1,524,846,742
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,524,846,742		$	– 0	–	$	– 0	–	$1,524,846,742

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Value Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 18.2%
Capital Markets - 2.1%
Goldman Sachs Group, Inc. (The)	21,400	$2,463,996
Legg Mason, Inc.	77,700	2,128,203
Morgan Stanley	207,000	3,837,780

		8,429,979

Commercial Banks - 4.8%
BB&T Corp.	39,900	1,167,075
CIT Group, Inc. (a)	158,900	6,468,819
PNC Financial Services Group, Inc.	32,200	1,916,544
Regions Financial Corp.	79,700	459,072
US Bancorp	23,300	685,020
Wells Fargo & Co.	265,100	8,294,979

		18,991,509

Diversified Financial Services - 7.6%
Bank of America Corp.	285,800	2,277,826
Citigroup, Inc.	364,600	12,148,472
JPMorgan Chase & Co.	325,800	12,784,392
Moody’s Corp.	80,100	3,092,661

		30,303,351

Insurance - 3.7%
ACE Ltd.	42,900	3,076,359
Berkshire Hathaway, Inc. (a)	25,800	2,024,010
Chubb Corp. (The)	18,600	1,264,056
Reinsurance Group of America, Inc.-Class A	40,000	2,306,800
Travelers Cos., Inc. (The)	98,700	5,721,639
XL Group PLC	19,000	395,200

		14,788,064

		72,512,903

Health Care - 16.5%
Biotechnology - 1.1%
Gilead Sciences, Inc. (a)	74,000	3,367,000
Vertex Pharmaceuticals, Inc. (a)	29,100	1,132,572

		4,499,572

Health Care Providers & Services - 4.8%
Aetna, Inc.	27,900	1,304,604
Health Net, Inc. (a)	63,200	2,385,168
UnitedHealth Group, Inc.	147,400	8,217,550
WellPoint, Inc.	110,700	7,265,241

		19,172,563

Pharmaceuticals - 10.6%
AstraZeneca PLC (Sponsored ADR)	130,100	5,840,189
Johnson & Johnson	180,800	11,766,464
Merck & Co., Inc.	180,400	6,885,868
Pfizer, Inc.	737,500	15,561,250

Company	Shares	U.S. $ Value
Roche Holding AG (Sponsored ADR)	43,500	$1,895,730

		41,949,501

		65,621,636

Consumer Discretionary - 15.6%
Auto Components - 1.7%
Lear Corp.	67,800	3,065,238
TRW Automotive Holdings Corp. (a)	80,100	3,663,774

		6,729,012

Automobiles - 2.1%
Ford Motor Co.	270,400	3,347,552
General Motors Co. (a)	196,300	5,107,726

		8,455,278

Diversified Consumer Services - 0.6%
Apollo Group, Inc.-Class A (a)	57,300	2,443,272

Hotels, Restaurants & Leisure - 1.0%
MGM Resorts International (a)	302,200	4,161,294

Household Durables - 0.7%
Newell Rubbermaid, Inc.	72,860	1,333,338
NVR, Inc. (a)	1,800	1,245,600

		2,578,938

Media - 6.4%
CBS Corp.-Class B	109,100	3,262,090
DIRECTV (a)	65,700	3,043,224
Gannett Co., Inc.	266,900	3,960,796
Interpublic Group of Cos., Inc. (The)	77,100	903,612
McGraw-Hill Cos., Inc. (The)	44,600	2,075,684
News Corp.-Class A	139,700	2,775,839
Time Warner Cable, Inc.-Class A	63,700	5,053,958
Viacom, Inc.-Class B	93,400	4,447,708

		25,522,911

Multiline Retail - 0.9%
Macy’s, Inc.	92,000	3,493,240

Specialty Retail - 2.2%
GameStop Corp.-Class A (b)	53,300	1,214,174
Home Depot, Inc. (The)	50,500	2,402,285
Lowe’s Cos., Inc.	75,300	2,137,014
Ltd Brands, Inc.	47,300	2,200,869
Staples, Inc.	41,700	611,322

		8,565,664

		61,949,609

Information Technology - 11.6%
Communications Equipment - 2.0%
Cisco Systems, Inc.	356,500	7,087,220
Motorola Solutions, Inc.	17,600	876,480

		7,963,700

Company	Shares	U.S. $ Value
Computers & Peripherals - 2.5%
Dell, Inc. (a)	24,300	$420,390
Hewlett-Packard Co.	337,000	8,529,470
Seagate Technology PLC	39,684	1,042,102

		9,991,962

Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	313,100	4,082,824

IT Services - 0.7%
Visa, Inc.-Class A	21,800	2,536,866

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Semiconductor Engineering, Inc. (ADR)	215,600	1,052,128
Applied Materials, Inc.	406,900	4,980,456
Intel Corp.	276,200	7,424,256
Lam Research Corp. (a)	74,800	3,119,160
Micron Technology, Inc. (a)	587,700	5,024,835

		21,600,835

		46,176,187

Energy - 11.0%
Energy Equipment & Services - 1.0%
Transocean Ltd./Switzerland	79,000	4,213,860

Oil, Gas & Consumable Fuels - 10.0%
Anadarko Petroleum Corp.	25,600	2,153,472
BP PLC (Sponsored ADR)	130,000	6,130,800
Chevron Corp.	81,900	8,936,928
Devon Energy Corp.	66,200	4,853,122
Exxon Mobil Corp.	86,800	7,508,200
Marathon Oil Corp.	133,200	4,514,148
Marathon Petroleum Corp.	87,300	3,627,315
Nexen, Inc. (New York)	54,600	1,112,748
Valero Energy Corp.	37,300	913,477

		39,750,210

		43,964,070

Consumer Staples - 9.6%
Beverages - 0.9%
Constellation Brands, Inc.-Class A (a)	162,200	3,542,448

Food & Staples Retailing - 2.5%
CVS Caremark Corp.	79,400	3,580,940
Kroger Co. (The)	258,600	6,152,094

		9,733,034

Food Products - 1.2%
Archer-Daniels-Midland Co.	39,600	1,235,520
ConAgra Foods, Inc.	79,200	2,079,000
Tyson Foods, Inc.-Class A	86,071	1,627,602

		4,942,122

Household Products - 1.8%
Procter & Gamble Co. (The)	106,200	7,170,624

Company	Shares	U.S. $ Value
Tobacco - 3.2%
Altria Group, Inc.	193,800	$5,833,380
Lorillard, Inc.	42,800	5,610,224
Philip Morris International, Inc.	10,200	851,904
Reynolds American, Inc.	14,300	599,599

		12,895,107

		38,283,335

Industrials - 6.5%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	67,700	4,049,137

Airlines - 0.7%
Delta Air Lines, Inc. (a)	289,100	2,836,071

Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	49,500	957,330

Industrial Conglomerates - 4.0%
General Electric Co.	641,400	12,218,670
Tyco International Ltd.	71,300	3,694,766

		15,913,436

Machinery - 0.5%
Parker Hannifin Corp.	21,400	1,921,934

		25,677,908

Utilities - 5.6%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	77,800	2,926,058
Edison International	34,800	1,457,076
Great Plains Energy, Inc.	102,000	2,017,560
NV Energy, Inc.	200,500	3,143,840

		9,544,534

Gas Utilities - 0.9%
Atmos Energy Corp.	64,300	1,975,939
UGI Corp.	58,100	1,641,325

		3,617,264

Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	121,200	2,362,188
DTE Energy Co.	84,200	4,545,958
NiSource, Inc.	58,600	1,406,400
Public Service Enterprise Group, Inc.	30,800	948,024

		9,262,570

		22,424,368

Telecommunication Services - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	222,000	6,790,980
CenturyLink, Inc.	192,600	7,752,150

		14,543,130

Company	Shares	U.S. $ Value
Materials - 0.9%
Chemicals - 0.9%
LyondellBasell Industries NV	84,600	$3,653,028

Total Common Stocks (cost $356,803,844)		394,806,174

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $6,061,507)	6,061,507	6,061,507

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $362,865,351)		400,867,681

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.3%
Investment Companies - 0.3%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $1,279,200)	1,279,200	1,279,200

Total Investments - 101.0% (cost $364,144,551) (d)		402,146,881

Other assets less liabilities - (1.0%)		(3,864,500)

Net Assets - 100.0%		$398,282,381

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 29, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,275,108 and gross unrealized depreciation of investments was $(16,272,778), resulting in net unrealized appreciation of $38,002,330.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	AmericanDepositary Receipt

AllianceBernstein Value Fund

February 29, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$72,512,903		$	– 0	–	$	– 0	–	$72,512,903
Health Care	63,725,906			1,895,730			– 0	–	65,621,636
Consumer Discretionary	61,949,609			– 0	–		– 0	–	61,949,609
Information Technology	46,176,187			– 0	–		– 0	–	46,176,187
Energy	43,964,070			– 0	–		– 0	–	43,964,070
Consumer Staples	38,283,335			– 0	–		– 0	–	38,283,335
Industrials	25,677,908			– 0	–		– 0	–	25,677,908
Utilities	22,424,368			– 0	–		– 0	–	22,424,368
Telecommunication Services	14,543,130			– 0	–		– 0	–	14,543,130
Materials	3,653,028			– 0	–		– 0	–	3,653,028
Short-Term Investments	6,061,507			– 0	–		– 0	–	6,061,507
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	1,279,200			– 0	–		– 0	–	1,279,200

Total Investments in Securities	400,251,151			1,895,730			– 0	–	402,146,881
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$400,251,151			$1,895,730		$	– 0	–	$402,146,881

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2012